Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																1 Months Ended						12 Months Ended
	Dec. 15, 2023 shares	Mar. 28, 2023 shares	Nov. 01, 2022 Vote $ / shares shares	Jul. 04, 2022 $ / shares shares	Dec. 28, 2021 shares	Dec. 23, 2021 shares	Oct. 18, 2021 shares	Sep. 13, 2021 shares	Aug. 30, 2021 USD ($)	Apr. 20, 2021 shares	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) Vote shares	Dec. 23, 2014 USD ($) $ / shares shares	Aug. 28, 2014 USD ($) $ / shares shares	Aug. 28, 2014 CNY (¥) shares	Feb. 28, 2021 USD ($) item $ / shares shares	Sep. 30, 2019 shares	Apr. 30, 2018 shares	Aug. 31, 2017 shares	Nov. 30, 2016 shares	Dec. 31, 2014 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 20, 2023 USD ($)	Dec. 31, 2022 $ / shares	Nov. 09, 2022 USD ($)	Oct. 31, 2022 shares	Dec. 31, 2019 USD ($) $ / shares shares
Ordinary Shares
Authorized share capital | $												$ 50		$ 50								$ 50	$ 50
Number of authorized share capital												1,000,000,000		1,000,000,000								0	0
Par value | $ / shares														$ 0.00005								$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005			$ 0.00005
Number of ordinary shares issued																						0	0	221,980,000					221,980,000
Number of ordinary shares outstanding																						0	0	221,980,000					221,980,000
Subscription receivables from shareholders | $																								$ 0					$ 10
Subscription receivables received | $																								$ 10
Proceeds from IPO | $											$ 904,700
Number of ordinary shares reclassified and re-designated																						1,000,000,000	1,000,000,000
Ordinary shares reclassified and re-designated, ratio												1
Share repurchase program, remaining authorized amount | $																						$ 49,000	$ 49,000
Cancellation of Treasury stock (in shares)	1,200,794	2,753,167
Registered shareholders | Related Party
Ordinary Shares
Number of shares issued during the period														200,000,000	200,000,000
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $														$ 10
Investor | Related Party
Ordinary Shares
Shares issued price per share | $ / shares													$ 0.0797	$ 0.0797
Number of shares issued during the period													21,980,000	21,980,000	21,980,000
Two investors | Related Party
Ordinary Shares
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance														$ 1,577	¥ 9,720
The other investor | Related Party
Ordinary Shares
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $													$ 175
Share Repurchase Program
Ordinary Shares
Share repurchase program, period									12 months
Series A convertible preferred shares
Ordinary Shares
Number of shares issued during the period																					934,711,640
Series A-1 convertible preferred shares
Ordinary Shares
Number of shares issued during the period																				921,032,370
Series B convertible preferred shares
Ordinary Shares
Number of shares issued during the period																			827,969,950
Series C convertible preferred shares
Ordinary Shares
Number of shares issued during the period																		767,500,110
Series D convertible preferred shares
Ordinary Shares
Number of shares issued during the period																	692,500,110
Ordinary shares
Ordinary Shares
Shares issued price per share | $ / shares																$ 12.48
Number of shares issued during the period																16,026,282
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																$ 200,000
Number of investors | item																2
Number of ordinary shares reclassified and re-designated												200,000,000
Ordinary shares | Share Repurchase Program | Ads representing ordinary shares 18813449
Ordinary Shares
Number of shares repurchased during period																							1,200,794
Common Class A
Ordinary Shares
Number of authorized share capital			800,000,000																			800,000,000	800,000,000					600,000,000
Number of shares issued upon the Dual Primary Listing, net of cost of issuance				7,300,000
Shares issued price per share | $ / shares				$ 2.46
Par value | $ / shares			$ 0.00005																			$ 0.00005	$ 0.00005
Number of shares issued during the period							5,000,000	5,000,000
Number of ordinary shares issued																						504,387,299	504,387,299
Number of ordinary shares outstanding																						495,601,588	487,591,968
Number of ordinary shares reclassified and re-designated												600,000,000										800,000,000	800,000,000
Number of ordinary shares converted	194,700	9,000,000			36,000,000	27,000,000
Ordinary shares converted, ratio	1	1			1	1						1
Ordinary shares, votes per share | Vote			1									1
Common Class A | Share Repurchase Program
Ordinary Shares
Number of underlying shares represented by one ADS									1																1		1
Common Class A | IPO
Ordinary Shares
Number of underlying shares represented by one ADS											1
Common Class B
Ordinary Shares
Number of authorized share capital																						200,000,000	200,000,000
Par value | $ / shares																						$ 0.00005	$ 0.00005
Number of ordinary shares issued																						70,205,300	70,205,300
Number of ordinary shares outstanding																						70,205,300	70,205,300
Number of ordinary shares reclassified and re-designated												200,000,000										200,000,000	200,000,000
Number of ordinary shares converted												142,400,000
Ordinary shares converted, ratio												1
Ordinary shares, votes per share | Vote			10									15
ADR | Share Repurchase Program
Ordinary Shares
Share repurchase program, authorized amount | $									$ 200,000																$ 50,000		$ 50,000
ADR | Share Repurchase Program | Ads representing ordinary shares 18813449
Ordinary Shares
Number of shares repurchased during period																							1,200,794
Weighted average price of shares repurchased during period | $ / shares																							$ 1.7
ADR | Share Repurchase Program | Ads representing ordinary shares 1200794
Ordinary Shares
Number of shares repurchased during period																						223,773
Weighted average price of shares repurchased during period | $ / shares																						$ 1.72
ADR | Share Repurchase Program | Ordinary shares representing ordinary shares 1200794
Ordinary Shares
Number of shares repurchased during period																						223,773
ADR | IPO
Ordinary Shares
Shares issued price per share | $ / shares											$ 21
Number of shares issued during the period											43,590,000
ADR | Over allotment option
Ordinary Shares
Number of shares issued during the period										1,486,479